DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) $ in Millions	9 Months Ended
Sep. 30, 2016 USD ($)
Derivative [Line Items]
Hedged Interest Differences Losses	$ 5
Notional Amount Of Debt	613
Gain Of IRST ermination	$ 41
Senior Notes Due 2022 [Member]
Derivative [Line Items]
Previously Hedge Debt Rate	2.95%
Notional Amount Hedge Debt	$ 844
Senior Notes Due 2021 [Member]
Derivative [Line Items]
Previously Hedge Debt Rate	3.65%
Notional Amount Hedge Debt	$ 450